NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)			12 Months Ended
	Dec. 31, 2015	Jan. 09, 2013	Dec. 31, 2017	Dec. 31, 2016
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares	7,078,685		12,789,086	9,128,189
Warrants Outstanding, Weighted-Average Exercise Price	$ 2.02		$ 1.82	$ 1.96
Warrants Outstanding, Weighted-Average Remaining Contractual Term	3 years		1 year 255 days	2 years 36 days
Warrants Outstanding, Aggregate Intrinsic Value	$ 497,933		$ 551,636	$ 494,099
Warrants Vested and expected to vest, Shares			12,789,086
Warrants Vested and expected to vest, Weighted-Average Exercise Price			$ 1.82
Warrants Vested and expected to vest, Weighted-Average Remaining Contractual Term			1 year 255 days
Warrants Vested and expected to vest, Aggregate Intrinsic Value			$ 551,636
Warrants Exercisable, Shares			12,789,086
Warrants Exercisable, Weighted-Average Exercise Price			$ 1.82
Warrants Exercisable, Weighted-Average Remaining Contractual Term			1 year 255 days
Warrants Exercisable, Aggregate Intrinsic Value			$ 551,636
Warrants Granted, Shares		1,330,627	4,479,974	2,049,504
Warrants Granted, Weighted-Average Exercise Price			$ 1.50	$ 1.74
Warrants Granted, Weighted-Average Remaining Contractual Term			3 years	2 years 6 months
Warrants Exercised, Shares			0	0
Warrants Exercised, Weighted-Average Exercise Price			$ 0	$ 0
Warrants Canceled, Shares			(819,077)	0
Warrants Canceled, Weighted-Average Exercise Price			$ 1.50	$ 0